Lease Commitments (Details) $ in Millions	Jan. 03, 2016 USD ($)
Capital
2016	$ 1.5
2017	1.3
2018	1.4
2019	1.3
2020	1.1
Thereafter	4.0
Total minimum lease payments	10.6
Less:
Imputed interest	(2.0)
Current portion	(1.2)
Present value of minimum capital lease payments, net of current portion	7.4
Operating
2016	22.2
2017	19.9
2018	16.9
2019	15.2
2020	14.6
Thereafter	77.1
Total minimum lease payments	$ 165.9